S000036208 [Member] Expense Example, No Redemption - S000036208 [Member] - C000176478 [Member]	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847